Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Financial Risk Management [Abstract]
Schedule of Expected Credit Loss	The Group provides for expected credit loss based on the following:
Credit rating	Basis of categorization	Provision for expected credit loss
Low credit risk	Cash and cash equivalents, trade receivables, and other financial assets	12 month expected credit loss
Moderate credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or 12 month expected credit loss
High credit risk	Trade receivables and other financial assets	Lifetime expected credit loss, or fully provided for

Schedule of Profit and Loss and Other Comprehensive Income	The Group continues to engage with parties whose balances are written off and attempts to enforce repayment. Recoveries made are recognized in the consolidated statement of profit and loss and other comprehensive income.
Credit rating	Basis of categorization	As of 31 March 2023	As of 31 March 2022
Low credit risk	Cash and cash equivalents	$311,810.00	$8,758
Low credit risk	Other financial assets	$2,529,576.00	$330
Moderate credit risk	Trade receivables	$1,831,724	$-
Moderate credit risk	Other receivables	$-	$50,939,090

Schedule of Expected Credit Losses for Financial Assets Other than Trade Receivables	The Group does not have any expected loss-based impairment recognized on such assets considering their low credit risk nature, though incurred loss provisions are disclosed under each sub-category of such financial assets.
Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2023
Cash and cash equivalents	$311,810	0.00%	—	$311,810
Other financial assets	$2,529,576	0.00%	—	$2,529,576
Asset class	Estimated gross carrying amount at default	Expected probability of default	Expected credit losses	As of March 31, 2022
Cash and cash equivalents	$8,758	0.00%	—	$8,758
Other financial assets	$330	0.00%	—	$330

Schedule of Expected Credit Losses on Trade Receivables	The Group recognizes lifetime expected credit losses on trade and other receivables using a simplified approach, wherein the Group has defined percentage of provision by analyzing historical trend of default relevant to each category of customer based on the criteria defined above and such provision percentage determined have been considered to recognize lifetime expected credit losses on trade receivables (other than those where default criteria are met).
Ageing	Not past due &<30	31– 90	90 – 180	180 – 365	>365	Total
Gross carrying amount	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.03%	5.82%	50.00%
Estimated total gross carrying amount at default	1,259,489	239,522	220,966	59,573	110,006	1,889,556
Lifetime ECL	0.01	0.10	73.16	3,641.53	54,116.20	57,831
Ageing	Not past due &<30	31 – 90	90 – 180	180 – 365	>365	Total
Gross carrying amount	-	-	-	-	-	-
Expected loss rate
Estimated total gross carrying amount at default						-
Lifetime ECL						-

Schedule of Movement of allowance for trade receivables	Movement of allowance for trade receivables
(USD) As at March 31, 2022
Acquired in business combination	190,549.00
Gain recognised/(reversed) during the year	(120,544.00)
Exchange gain	12,174.00
Amounts written off
As at March 31, 2023	57,831.00

Schedule of Financial Liabilities Based on their Contractual Maturities	The tables below analyze the Group’s financial liabilities based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.
Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2023
Borrowings	$3,889,131	—	—	—	$3,889,131
Trade payables	6,802,780	—	—	—	6,802,780
Other financial liabilities	1,715,060	—	—	—	1,715,060
Other current liabilities	2,452,190				2,452,190
Customer Acquisition Payable	-	-	—	—	-
Total	$14,859,161	$-	$—	$—	$14,859,161
Liability class	Less than 1 year	1 – 2 years	2 – 3 years	More than 3 years	Total as of March 31, 2022
Borrowings	$1,038,155	—	—	—	$1,038,155
Trade payables	941,162	—	—	—	941,162
Other financial liabilities	1,510,240	—	—	—	1,510,240
Other current liabilities	7,998,305				7,998,305
Customer Acquisition Payable	29,146,665	29,146,665	—	—	58,293,330
Total	$40,634,527	$29,146,665	$—	$—	$69,781,192